INCOME TAXES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Total current income tax expense	$ (76,721)	$ (154,858)	$ (80,298)
Total deferred tax benefit (expense)	104,014	12,737	(322,616)
Total income tax benefit (expense)	27,293	(142,121)	(402,914)
Foreign countries [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(57,856)	(96,745)	(113,821)
Total deferred tax benefit (expense)	(28,941)	64,462	(59,995)
Domestic [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(18,865)	(58,113)	33,523
Total deferred tax benefit (expense)	$ 132,955	$ (51,725)	$ (262,621)